LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	May 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
LONG-TERM INVESTMENTS
Less: impairment										¥ (37,775)
Foreign currency translation adjustment										(968)
Available-for-sales debt security investment								¥ 41,179		3,114
Equity method investments								238,648		269,822
Measurement alternative method investments								70,055
Total long-term investments						$ 39,124		349,882		272,936
Consideration for available-for-sale debt security investment								189,450	¥ 152,723
Consideration for equity method investments								189,450	152,723
Payments to Acquire Long-term Investments								189,450	¥ 152,723
Gains from disposal of long-term investment, net						4,050	¥ 28,257
Orange Inc.
LONG-TERM INVESTMENTS
Cost								41,179		41,857
Consideration for available-for-sale debt security investment | $					$ 6,000
Percentage of ownership in available-for-sale debt security investment					10.26%
Accumulated other than temporary impairment						5,600				38,700
Consideration for equity method investments | $					$ 6,000
Payments to Acquire Long-term Investments | $					$ 6,000
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Equity method investments								236,642		263,792
Consideration for available-for-sale debt security investment				¥ 233,000
Percentage of ownership in equity method investments				19.00%
Consideration for equity method investments				¥ 233,000
Dividends received from equity method investment							¥ 4,400
Payments to Acquire Long-term Investments				¥ 233,000
Beijing Gangjian Shoubao Cultural Media Center LLP
LONG-TERM INVESTMENTS
Equity method investments										4,500
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Equity method investments								2,006		¥ 1,530
Consideration for available-for-sale debt security investment			¥ 3,000
Percentage of ownership in equity method investments			40.00%
Consideration for equity method investments			¥ 3,000
Payments to Acquire Long-term Investments			¥ 3,000
ClearVue Pony Holdings Limited. ("ClearVue Pony")
LONG-TERM INVESTMENTS
Measurement alternative method investments								68,632
Consideration for available-for-sale debt security investment | $						10,000
Consideration for equity method investments | $						$ 10,000
Percentage of ownership in cost method investments						23.80%				23.80%
Payments to Acquire Long-term Investments | $						$ 10,000
Cash consideration for disposal of investment | $	$ 16,000
Gains from disposal of long-term investment, net	$ 4,300	¥ 29,500
Bai'an Online Property Insurance Co., Ltd. ("Bai'an")
LONG-TERM INVESTMENTS
Measurement alternative method investments								¥ 1,423
Cash consideration for disposal of investment		200
Gains from disposal of long-term investment, net		¥ 1,200